RETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Disclosure of defined benefit plans

US$ MILLIONS	2017	2016
Plan assets	$228	$198
Less accrued benefit obligation	(328)	(296)
Accrued benefit liability	$(100)	$(98)